UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549
FORM 13F

Report for the Calendar year or Quarter Ended:  June 30, 2009

Check here if Amendment    Amendment Number:
This Amendment (Check Only One):[  ] is a restatement
				[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Willis Investment Counsel, Inc.
Address:	710 Green Street
		Gainesville, Georgia 30501

13F File Number:  028-11914

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Robert T. Willis, Jr.
Title:  Chief Investment Officer and Partner
Phone:  770-718-0706

Signature		Place			and Date of Signing
Robert T. Willis, Jr.	Gainesville, Georgia	August 14, 2009

Report Type (check only one):
[X] 13F 	HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:
Number of other Included Managers:  0
Form 13F Information Table entry Total:  63
Form 13F Information Table Value Total:  298391

List of Other Included Managers:  None

		FORM 13F INFORMATION TABLE


ISSUER		TITLE	CUSIP		VALUE	SHARES  SH/PRN PUT/CALL	DSCRETN	OTHER
											    VOTING AUTHORITY
											SOLE   SHARED      NONE
3 M Company	COM	88579y101	3786	62990	SH		SOLE		12635		50355
AIG		COM	026874107	617	532315	SH		SOLE		110610		421705
Amgen		COM	031162100	6327	119514	SH		SOLE		26930		92584
Apache Corp	COM	037411105	4348	60270	SH		SOLE		12440		47830
Applied MaterialCOM	038222105	4719	428600	SH		SOLE		86260		342340
AT&T		COM	00206r102	225	9071	SH		SOLE		0		9071
Avon		COM	054303102	6179	239690	SH		SOLE		43740		195950
Bank of NY	COM	064057102	4582	156339	SH		SOLE		43700		112639
Bank of America	COM	060505104	435	32961	SH		SOLE		0		32961
BB&T CORP	COM	054937107	4378	199167	SH		SOLE		42705		156462
Bed Bath&Beyond	COM	075896100	9385	305210	SH		SOLE		62300		242910
BHP Billiton 	COM	088606108	2898	52947	SH		SOLE		10870		42077
BJ Services	COM	055482103	5019	368235	SH		SOLE		74010		294225
Caterpillar Inc	COM	149123101	3088	93466	SH		SOLE		18405		75061
Cintas Corp	COM	172908105	7944	347790	SH		SOLE		70660		277130
Cisco Systems	COM	17275R102	3631	194677	SH		SOLE		38150		156527
Coca Cola 	COM	191216100	1410	29397	SH		SOLE		0		29397
ConocoPhillips	COM	20825C104	4030	95820	SH		SOLE		19740		76080
Dell Inc	COM	24702R101	11775	857635	SH		SOLE		159910		697725
Eli Lilly 	COM	277461109	6877	198527	SH		SOLE		39740		158787
Exxon Mobile	COM	30231q102	842	12041	SH		SOLE		0		12041
Fed. Nat'l Mtg	COM	313586109	367	633504	SH		SOLE		148350		485154
FedEx Corp	COM	31428X106	5338	95965	SH		SOLE		19640		76325
Fifth Third 	COM	316773100	81	11477	SH		SOLE		0		11477
Forest Lab	COM	345838106	6311	251345	SH		SOLE		49760		201585
Gannett Co	COM	364730101	1898	531585	SH		SOLE		105890		425695
GE	 	COM	369604103	7162	611097	SH		SOLE		117910		493187
Harley Davidson	COM	412822108	3194	197027	SH		SOLE		49540		147487
Home Depot 	COM	437076102	8079	341880	SH		SOLE		70472		271408
Horsehead Hldg	COM	440694305	2183	293055	SH		SOLE		56706		236349
Intel Corp 	COM	458140100	8499	513557	SH		SOLE		105430		408127
johnson&Johnson	COM	478160104	4008	70555	SH		SOLE		13880		56675
Legg Mason, Inc	COM	524901105	12574	515745	SH		SOLE		92600		423145
Lowe's CompaniesCOM	548661107	6901	355539	SH		SOLE		72840		282699
Maxim IntegratedCOM	57772K101	8836	563205	SH		SOLE		109180		454025
MGIC Investment	COM	552848103	3176	721907	SH		SOLE		177640		544267
Microsoft Corp 	COM	594918104	10153	427122	SH		SOLE		87300		339822
Murphy Oil	COM	626717102	4090	75290	SH		SOLE		15320		59970
Nabors Ind.	COM	G6359F103	3653	234470	SH		SOLE		40950		193520
Nokia Corp	COM	654902204	8897	610196	SH		SOLE		125390		484806
Oracle Corp	COM	68389X105	3102	144824	SH		SOLE		29940		114884
Patterson Co	COM	703395103	7256	334365	SH		SOLE		68110		266255
Pfizer Inc	COM	717081103	6469	431283	SH		SOLE		83474		347809
Pitney Bowes	COM	724479100	4194	191249	SH		SOLE		38995		152254
Regions Fin	COM	7591EP100	3659	905743	SH		SOLE		175150		730593
Republic Air	COM	760276105	97	14920	SH		SOLE		0		14920
RoyalDutchShell	COM	780259206	8103	161446	SH		SOLE		32590		128856
State Street	COM	857477103	5580	118233	SH		SOLE		25200		93033
Sysco Corp	COM	871829107	7739	344267	SH		SOLE		75370		268897
T Rowe Price	COM	74144T108	3803	91260	SH		SOLE		18330		72930
UPS		COM	911363109	6180	123625	SH		SOLE		25740		97885
Untd Sts Nat GasCOM	912318102	229	16500	SH		SOLE		0		16500
Varion Medical	COM	92220P105	2965	84370	SH		SOLE		17250		67120
Vulcan MaterialsCOM	929160109	3170	73560	SH		SOLE		14460		59100
Walgreens	COM	931422109	6947	236280	SH		SOLE		48250		188030
Walmart		COM	931142103	5946	122746	SH		SOLE		23770		98976
Waste Mgmt	COM	94106L109	5527	196265	SH		SOLE		39815		156450
XL Capital	COM	G98255105	10353	903422	SH		SOLE		114980		788442
Zimmer Holding	COM	98956P102	7792	182902	SH		SOLE		38435		144467
DJ Regional BankISHARES TR 464288778	459	26395	SH		SOLE		0		26395
Lehman AGG	ISHARES TR 464287226	263	2575	SH		SOLE		0		2575
SP 100 IDX FD	ISHARES	TR 464287101	660	15345	SH		SOLE		0		15345
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